Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2019
Partnership Units

	As of June 30, 2019	As of December 31, 2018 (adjusted for the March 2019 reverse split)
Common units	18,178,100	18,178,100
General partner units	348,570	348,570
Preferred units	-	12,983,333
Total partnership units	18,526,670	31,510,003

Distributions to unitholders
	May 3, 2019	January 22, 2019	April 18, 2018	January 17, 2018
Common unit holders
Distributions per common unit declared (adjusted for the March 2019 reverse split)	0.315	0.315	0.56	0.56
Common units entitled to distribution (adjusted for the March 2019 reverse split )	18,178,100	18,178,100	18,178,100	18,178,100
General partner and IDR distributions	$110	$110	$195	$195
Preferred unit holders
Distributions per preferred unit declared	-	0.21375	0.21375	0.21375
Preferred units entitled to distribution	-	12,983,333	12,983,333	12,983,333